Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. We have selected adjusted ROIC and daily sales growth as the financial measures we consider the two most important in linking performance to compensation actually paid as the Company’s overall NEO compensation structure is designed to drive profitable growth leading to shareholder value creation
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($MM)	Adjusted ROIC(5)	Daily Sales Growth(5)
					TSR	Peer Group TSR
2022	$9,967,658	$14,293,346	$3,121,115	$3,736,729	$172	$151	$1,547	40.6%	16.5%
2021	$9,015,594	$16,301,335	$2,138,920	$2,891,203	$158	$170	$1,043	31.9%	12.8%
2020	$7,475,378	$14,661,338	$2,003,159	$3,002,624	$123	$125	$695	28.2%	3.5%

(1)
D.G. Macpherson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Thomas B. Okray	Deidra C. Merriwether	Deidra C. Merriwether
John L. Howard	Paige K. Robbins	Paige K. Robbins
Paige K. Robbins	John L. Howard	John L. Howard
Deidra C. Merriwether	Kathleen S. Carroll	Kathleen S. Carroll
Robert F. O’Keef, Jr.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Macpherson ($)	Exclusion of Stock Awards and Option Awards for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)	Compensation Actually Paid to Mr. Macpherson ($)
2022	$9,967,658	$5,734,290	$10,059,978	$14,293,346
2021	$9,015,594	$5,241,816	$12,527,557	$16,301,335
2020	$7,475,378	$4,761,519	$11,947,479	$14,661,338
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$3,121,115	$1,383,458	$1,999,072	$3,736,729
2021	$2,138,920	$848,877	$1,601,160	$2,891,203
2020	$2,003,159	$928,796	$1,928,261	$3,002,624
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Macpherson ($)	Change in Fair Value of Prior Awards that Remained Unvested at Year End for Mr. Macpherson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Macpherson ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)
2022	$6,675,304	$2,954,636	$0	$339,165	$90,872	$10,059,978
2021	$6,815,797	$5,842,318	$0	$(210,414)	$79,857	$12,527,557
2020	$8,329,333	$6,569,082	$0	$(2,995,599)	$44,663	$11,947,479
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$1,464,055	$372,838	$135,782	$8,730	$17,668	$1,999,072
2021	$1,030,096	$434,013	$106,327	$14,776	$15,947	$1,601,160
2020	$1,412,902	$721,500	$129,531	$(358,544)	$22,873	$1,928,261
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined both adjusted ROIC and daily sales to be the two “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in fiscal 2022, in accordance with Item 402(v) of Regulation S-K.

Adjusted ROIC is a non-GAAP financial measure. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures, including a reconciliation of our 2022 adjusted ROIC, 2021 adjusted ROIC and 2020 adjusted ROIC to the most directly comparable GAAP financial measures. Daily sales growth for purposes of the relevant incentive program reflects certain non-GAAP adjustments as previously disclosed. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures, including a reconciliation of our 2021 organic, daily sales growth and 2020 organic, daily sales growth to the most directly comparable GAAP financial measures.

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote [Text Block]
(1)
D.G. Macpherson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Thomas B. Okray	Deidra C. Merriwether	Deidra C. Merriwether
John L. Howard	Paige K. Robbins	Paige K. Robbins
Paige K. Robbins	John L. Howard	John L. Howard
Deidra C. Merriwether	Kathleen S. Carroll	Kathleen S. Carroll
Robert F. O’Keef, Jr.

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 9,967,658	$ 9,015,594	$ 7,475,378
PEO Actually Paid Compensation Amount	$ 14,293,346	16,301,335	14,661,338
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Macpherson ($)	Exclusion of Stock Awards and Option Awards for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)	Compensation Actually Paid to Mr. Macpherson ($)
2022	$9,967,658	$5,734,290	$10,059,978	$14,293,346
2021	$9,015,594	$5,241,816	$12,527,557	$16,301,335
2020	$7,475,378	$4,761,519	$11,947,479	$14,661,338
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$3,121,115	$1,383,458	$1,999,072	$3,736,729
2021	$2,138,920	$848,877	$1,601,160	$2,891,203
2020	$2,003,159	$928,796	$1,928,261	$3,002,624
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Macpherson ($)	Change in Fair Value of Prior Awards that Remained Unvested at Year End for Mr. Macpherson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Macpherson ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)
2022	$6,675,304	$2,954,636	$0	$339,165	$90,872	$10,059,978
2021	$6,815,797	$5,842,318	$0	$(210,414)	$79,857	$12,527,557
2020	$8,329,333	$6,569,082	$0	$(2,995,599)	$44,663	$11,947,479
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$1,464,055	$372,838	$135,782	$8,730	$17,668	$1,999,072
2021	$1,030,096	$434,013	$106,327	$14,776	$15,947	$1,601,160
2020	$1,412,902	$721,500	$129,531	$(358,544)	$22,873	$1,928,261
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined both adjusted ROIC and daily sales to be the two “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in fiscal 2022, in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 3,121,115	2,138,920	2,003,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,736,729	2,891,203	3,002,624
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Macpherson ($)	Exclusion of Stock Awards and Option Awards for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)	Compensation Actually Paid to Mr. Macpherson ($)
2022	$9,967,658	$5,734,290	$10,059,978	$14,293,346
2021	$9,015,594	$5,241,816	$12,527,557	$16,301,335
2020	$7,475,378	$4,761,519	$11,947,479	$14,661,338
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$3,121,115	$1,383,458	$1,999,072	$3,736,729
2021	$2,138,920	$848,877	$1,601,160	$2,891,203
2020	$2,003,159	$928,796	$1,928,261	$3,002,624
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Macpherson ($)	Change in Fair Value of Prior Awards that Remained Unvested at Year End for Mr. Macpherson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Macpherson ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)
2022	$6,675,304	$2,954,636	$0	$339,165	$90,872	$10,059,978
2021	$6,815,797	$5,842,318	$0	$(210,414)	$79,857	$12,527,557
2020	$8,329,333	$6,569,082	$0	$(2,995,599)	$44,663	$11,947,479
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$1,464,055	$372,838	$135,782	$8,730	$17,668	$1,999,072
2021	$1,030,096	$434,013	$106,327	$14,776	$15,947	$1,601,160
2020	$1,412,902	$721,500	$129,531	$(358,544)	$22,873	$1,928,261
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined both adjusted ROIC and daily sales to be the two “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in fiscal 2022, in accordance with Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three-year period from 2020 through 2022.
PEO and Average NEO Compensation Actually Paid
Versus Grainger TSR, 2020-2022

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during fiscal 2020 through 2022.
PEO and Average NEO Compensation Actually Paid
Versus Grainger Net Income, 2020-2022

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between NEO Compensation Actually Paid and Adjusted ROIC
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our adjusted ROIC during fiscal 2020-2022.
PEO and Average NEO Compensation Actually Paid
Versus Grainger Adjusted ROIC, 2020-2022
See Appendix B of this Proxy Statement for a reconciliation of our 2022 adjusted ROIC, 2021 adjusted ROIC and 2020 adjusted ROIC to the most directly comparable GAAP financial measures.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three-year period from 2020 through 2022 to that of the Dow Jones U.S. Industrial Suppliers Total Stock Market Index.
Total Shareholder Return: GWW vs. Dow Jones U.S. Industrial Suppliers Index

Tabular List [Table Text Block]
Fiscal 2022 Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs in fiscal 2022 to Company performance. The measures in this table are not ranked, and definitions for these terms can be found in Appendix B to this Proxy Statement.
Most Important Performance Measures (3 to 7 metrics w/o ranking)
Adjusted ROIC(1)
Daily Sales Growth(2)
U.S. Share Gain(3)
Endless Assortment Segment Revenue Growth(4)
Total Company Adjusted Operating Margin Performance(5)

(1)
Adjusted ROIC is a non-GAAP financial measure. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures, including a reconciliation of non-GAAP financial measures to the most directly comparable GAAP financial measures.

(2)
Daily sales growth for purposes of the relevant incentive program reflects certain non-GAAP adjustments as previously disclosed for certain program years. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures, including a reconciliation of non-GAAP financial measures to the most directly comparable GAAP financial measures.

(3)
U.S. share gain is a relative metric which refers to the High-Touch Solutions—U.S. business daily sales growth less estimated U.S. MRO market growth.

(4)
Daily sales growth for Endless Assortment segment.

(5)
Total Company adjusted operating margin change is a non-GAAP measure and for purposes of the annual incentive program. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures, including a reconciliation of non-GAAP financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 172	158	123
Peer Group Total Shareholder Return Amount	151	170	125
Net Income (Loss)	$ 1,547,000,000	$ 1,043,000,000	$ 695,000,000
Company Selected Measure Amount	40.6	31.9	28.2
Adjustment to Compensation Amount			$ 1,928,261
PEO Name	D.G. Macpherson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC(1)
Non-GAAP Measure Description [Text Block]
Adjusted ROIC is a non-GAAP financial measure. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures, including a reconciliation of our 2022 adjusted ROIC, 2021 adjusted ROIC and 2020 adjusted ROIC to the most directly comparable GAAP financial measures. Daily sales growth for purposes of the relevant incentive program reflects certain non-GAAP adjustments as previously disclosed. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures, including a reconciliation of our 2021 organic, daily sales growth and 2020 organic, daily sales growth to the most directly comparable GAAP financial measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Description of Relationship Between NEO Compensation Actually Paid and Daily Sales Growth
Daily sales growth for purposes of the relevant incentive program reflects certain non-GAAP adjustments as previously disclosed for certain program years. See Appendix B of this Proxy Statement for information regarding compensation and non-GAAP financial measures, including a reconciliation of our 2021 daily sales growth and 2020 daily sales growth to the most directly comparable GAAP financial measures.
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our daily sales growth during fiscal 2020-2022.
PEO and Average NEO Compensation Actually Paid
Versus Grainger Daily Sales Growth, 2020-2022

Other Performance Measure Amount	16.5	12.8	3.5
Measure Name	Daily Sales Growth(2)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	U.S. Share Gain(3)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Endless Assortment Segment Revenue Growth(4)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Company Adjusted Operating Margin Performance(5)
Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0
PEO [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,734,290	$ 5,241,816	4,761,519
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,059,978	12,527,557	11,947,479
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,675,304	6,815,797	8,329,333
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,954,636	5,842,318	6,569,082
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	339,165	(210,414)	(2,995,599)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	90,872	79,857	44,663
Non-PEO NEO [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,383,458	848,877	928,796
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,999,072	1,601,160	1,928,261
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,464,055	1,030,096	1,412,902
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	372,838	434,013	721,500
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	135,782	106,327	129,531
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,730	14,776	(358,544)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 17,668	$ 15,947	$ 22,873